T. ROWE PRICE Retirement Blend 2040 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 14.2%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  98,548 21,159 1,356 12,343,004 116,395
International Bond Fund (USD
Hedged)  39,313 5,142 554 5,160,097 43,551
U.S. Treasury Long-Term Index
Fund  38,222 7,168 527 6,398,883 43,449
Dynamic Global Bond Fund  24,000 3,130 321 3,521,076 26,619
U.S. Limited Duration TIPS Index
Fund  13,551 4,979 221 1,969,524 18,198
Emerging Markets Bond Fund  15,584 2,789 208 1,834,363 17,958
High Yield Fund  10,952 3,419 162 2,390,992 14,107
Floating Rate Fund  3,289 921 45 456,787 4,157
Total Bond Funds (Cost $289,544) 284,434
EQUITY FUNDS 85.6%
T. Rowe Price Funds:
Equity Index 500 Fund  458,241 49,820 6,609 2,546,920 508,773
International Equity Index Fund  219,506 20,780 9,371 10,546,076 239,712
Value Fund  178,584 19,397 2,297 3,632,704 212,223
Growth Stock Fund  187,802 29,033 2,391 1,828,202 207,647
Real Assets Fund  94,624 9,375 1,194 5,115,410 106,656
International Value Equity Fund  77,644 7,080 4,451 3,038,509 84,045
International Stock Fund  52,972 4,855 3,539 2,376,078 56,361
Emerging Markets Discovery Stock
Fund  52,601 4,749 612 2,501,286 55,078
Emerging Markets Stock Fund  50,736 4,749 607 971,812 54,353
Mid-Cap Index Fund  47,411 4,378 3,660 1,987,924 50,076
Small-Cap Index Fund  43,431 3,990 2,190 2,217,668 45,950
Mid-Cap Value Fund  24,537 2,189 1,740 672,555 25,981
Mid-Cap Growth Fund  23,045 2,189 273 246,971 25,458
New Horizons Fund (2) 22,906 1,995 655 392,746 23,749
Small-Cap Value Fund  21,642 1,995 1,222 373,086 22,896
Total Equity Funds (Cost $1,425,423) 1,718,958
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 1,768 1,576 1,978 192
Total Other Mutual Funds (Cost $192) 192

T. ROWE PRICE Retirement Blend 2040 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds  0.2%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 15,887 13,796 26,115 3,568,006 3,568
Total Short-Term Investments (Cost $3,568) 3,568
Total Investments in Securities 100.0%
(Cost $1,718,727) $ 2,007,152
Other Assets Less Liabilities (0.0)% (427)
Net Assets 100.0% $ 2,006,725
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (14) $ (190) $ 408
Emerging Markets Bond Fund  (1) (207) 279
Emerging Markets Discovery Stock Fund  (20) (1,660) —
Emerging Markets Stock Fund  (15) (525) —
Equity Index 500 Fund  (53) 7,321 1,275
Floating Rate Fund  — (8) 69
Growth Stock Fund  (46) (6,797) —
High Yield Fund  (1) (102) 231
International Bond Fund (USD Hedged)  (2) (350) 371
International Equity Index Fund  21 8,797 —
International Stock Fund  4 2,073 —
International Value Equity Fund  33 3,772 —
Mid-Cap Growth Fund  (2) 497 —
Mid-Cap Index Fund  (5) 1,947 —
Mid-Cap Value Fund  42 995 —
New Horizons Fund  (7) (497) —
QM U.S. Bond Index Fund  (15) (1,956) 1,292
Real Assets Fund  (25) 3,851 —
Small-Cap Index Fund  (24) 719 —
Small-Cap Value Fund  26 481 —
Transition Fund  (10) — 7
U.S. Limited Duration TIPS Index Fund  (1) (111) 64
U.S. Treasury Long-Term Index Fund  (14) (1,414) 454
Value Fund  (2) 16,539 —
U.S. Treasury Money Fund, 3.74% — — 91
Totals $ (131)# $ 33,175 $ 4,541+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,541 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2040
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2040 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1352-054Q1 08/26